Going Concern (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Going Concern
Number of charters cancelled | item	8
Total current liabilities	$ 2,463,957	$ 2,566,281
Total current assets	$ 127,149	$ 135,954